UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 141.6%
Corporate — 3.0%
County of Monroe EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$3,805	$4,825,159
County/City/Special District/School District — 36.4%
Adrian City School District, GO, (AGM), 5.00%, 5/01/14 (a)	2,400	2,457,840
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	1,900	1,960,154
4.25%, 5/01/26	1,145	1,178,113
4.38%, 5/01/27	640	654,310
4.50%, 5/01/29	605	612,690
Bay City School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/36	200	203,806
Brighton Area School District Michigan, GO, School Building & Site, Series I (Q-SBLF), 4.25%, 5/01/37	1,180	1,098,580
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,371,762
5.00%, 4/01/26	1,250	1,372,000
5.00%, 4/01/27	500	535,475
Chippewa Valley Schools, GO, Refunding, Unlimited Tax (Q-SBLF), 5.00%, 5/01/32	1,220	1,270,569
City of Jackson Mississippi, GO, CAB, Downtown Development (AGM), 5.38%, 6/01/26 (b)	2,710	1,388,902
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	626,124
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	474,570
5.50%, 5/01/41	830	872,994
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	415,960
County of St Clair, GO, Limited Tax, Refunding, 5.00%, 4/01/28	915	969,077
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	2,000	2,089,560
Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.25%, 5/01/14 (a)	$2,000	$2,050,800
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	1,880	1,858,192
Fraser Public School District Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/25	1,255	1,313,044
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (Q-SBLF) (a):
5.00%, 5/01/14	3,065	3,138,866
5.00%, 5/01/14	585	599,128
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	426,272
5.50%, 5/01/36	800	843,680
5.50%, 5/01/41	1,000	1,044,940
Harper Creek Community School District Michigan, GO, Refunding, (AGM) (Q-SBLF), 5.00%, 5/01/22	1,000	1,046,250
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/14 (a)	10	10,242
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	2,650	2,740,683
Jonesville Community Schools Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 5.00%, 5/01/29	1,085	1,112,125
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF):
5.00%, 5/01/25	1,000	1,046,250
5.00%, 5/01/26	1,050	1,098,562
5.00%, 5/01/35	2,000	2,042,460
Lincoln Consolidated School District Michigan, GO, Refunding, (NPFGC) (Q-SBLF), 4.63%, 5/01/28	2,325	2,350,412

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	$500	$509,285
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	1,910	1,912,865
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/35	1,200	1,225,476
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/25	590	640,144
Plymouth-Canton Community School District, GO, School Building & Site, Series A:
4.00%, 5/01/32	1,050	982,643
4.00%, 5/01/33	760	704,186
Reed City Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/14 (a)	1,000	1,024,150
Romulus Community Schools, GO, Unlimited Tax, Refunding (AGM) (Q-SBLF):
4.00%, 5/01/24	500	515,870
4.13%, 5/01/25	715	737,208
4.25%, 5/01/26	740	761,090
4.25%, 5/01/27	725	733,860
4.50%, 5/01/29	630	638,007
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM) (Q-SBLF), 5.00%, 5/01/14 (a)	1,000	1,023,940
Sparta Area Schools Michigan, GO, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/14 (a)	1,000	1,023,940
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/32	1,500	1,547,700
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/28	750	795,383
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	1,230	1,259,704

		58,309,843
Municipal Bonds	Par (000)	Value
Michigan (continued)
Education — 17.5%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	$760	$781,956
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,434,582
4.50%, 10/01/24	1,595	1,670,459
4.50%, 10/01/25	1,405	1,458,587
Lake Superior State University, Refunding RB, (AGM):
4.00%, 11/15/28	190	183,529
4.00%, 11/15/29	250	237,470
4.00%, 11/15/30	190	176,633
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,030	1,030,062
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	3,035	3,151,453
Series C, 5.00%, 2/15/40	3,770	3,855,428
Series C, 5.00%, 2/15/44	1,000	1,016,640
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,000	1,031,610
Oakland University, RB, General, Series A:
5.00%, 3/01/38	1,820	1,852,487
5.00%, 3/01/43	2,980	3,013,048
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC):
5.00%, 7/01/14 (a)	1,285	1,325,979
5.00%, 7/01/24	165	169,457
Wayne State University, RB, Series A, 4.00%, 11/15/44	380	313,766
Western Michigan University, Refunding RB, General, University & College Improvements:
5.25%, 11/15/40	1,400	1,455,776
5.25%, 11/15/43	2,745	2,774,811
(AGM), 5.25%, 11/15/33	380	396,564
(AGM), 5.00%, 11/15/39	665	671,783

		28,002,080
Health — 26.1%
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	180	180,137

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	$2,750	$2,795,540
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,090,000
Michigan Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	950	932,140
Michigan Finance Authority, Refunding RB:
Hospital, Oakwood Obligated Group, 5.00%, 8/15/31	1,065	1,064,915
Trinity Health Credit Group, 5.00%, 12/01/31	1,900	1,946,873
Trinity Health Credit Group, 5.00%, 12/01/35	2,400	2,418,936
Trinity Health Credit Group, 5.00%, 12/01/39	1,650	1,642,773
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,498,835
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,590,135
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	380	386,053
Trinity Health Credit Group, 5.00%, 12/01/16 (a)	145	164,182
Trinity Health Credit Group, Series A, 5.00%, 12/01/26	855	912,755
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/39	1,200	1,226,940
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	400	435,572
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	2,470	2,537,802
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	3,340	3,166,554
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,595	1,587,456
McLaren Health Care, Series A, 5.00%, 6/01/35	860	852,122
McLaren Health Care, Series A, 5.75%, 5/15/38	1,500	1,637,805

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$3,040	$2,693,106
Trinity Health Credit Group, Series A, 6.13%, 12/01/23	940	1,083,256
Trinity Health Credit Group, Series A, 6.25%, 12/01/28	570	650,370
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	1,400	1,597,764
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,202,880
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,438,144

		41,733,045
Housing — 6.5%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,006,200
Series A, 4.75%, 12/01/25	2,605	2,719,698
Michigan State HDA, Refunding RB:
Rental Housing, Series D, 4.50%, 10/01/48	5,880	5,106,368
Series A, 6.05%, 10/01/41	1,625	1,644,094

		10,476,360
State — 13.1%
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	2,350	2,662,268
Series I (AGC), 5.25%, 10/15/24	2,000	2,239,320
Series I (AGC), 5.25%, 10/15/25	1,500	1,642,470
Series I (AGC), 5.25%, 10/15/26	400	431,824
Series I-A, 5.38%, 10/15/41	2,175	2,218,652
Series I-A, 5.50%, 10/15/45	750	772,365
Series II (AGM), 5.00%, 10/15/26	3,000	3,175,650
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,530,909

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (concluded)
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	$1,000	$1,025,450
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/29	750	807,525
5.00%, 11/15/33	1,150	1,208,190
5.00%, 11/15/36	2,220	2,320,033

		21,034,656
Transportation — 14.7%
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,536,942
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,732,805
5.25%, 12/01/26	3,700	3,913,157
5.00%, 12/01/34	3,550	3,433,099
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,429,097
5.38%, 12/01/32	4,300	4,556,667

		23,601,767
Utilities — 24.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,010	928,655
City of Detroit Michigan Water Supply System, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,096,700
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,000	3,608,320
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,275	5,935,271
City of Grand Rapids Michigan, RB Sanitary Sewer System:
5.00%, 1/01/37	570	595,975
4.00%, 1/01/42	1,050	932,820
(NPFGC), 5.00%, 7/01/14 (a)	6,900	7,121,973
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,804,335
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities (concluded)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A,
5.00%, 7/01/27	$1,210	$1,294,930
5.00%, 7/01/31	2,600	2,714,192
5.00%, 7/01/37	1,270	1,319,898
5.50%, 7/01/41	2,000	2,144,420
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	190	195,316
5.63%, 10/01/40	500	517,555
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,490,588
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	500,100
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund:
5.00%, 10/01/27	750	807,563
Pooled Project, 5.00%, 10/01/27	760	838,766

		38,847,377
Total Municipal Bonds in Michigan		226,830,287

Guam — 2.1%
State — 2.1%
Territory of Guam, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	850	889,771
Territory of Guam, Business Privilege Tax Bonds, RB:
Series A, 5.13%, 1/01/42	1,800	1,795,878
Series B-1, 5.00%, 1/01/37	715	712,033
Total Municipal Bonds in Guam		3,397,682
Total Municipal Bonds — 143.7%		230,227,969

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Michigan — 16.0%
County/City/Special District/School District — 4.5%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/37	$3,970	$4,206,235
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	2,944,335

		7,150,570
Education — 11.5%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	3,780	3,946,320
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,607,550
Wayne State Univeristy, RB, General, Series A, 5.00%, 11/15/40	3,810	3,885,285
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,793	8,024,832

		18,463,987
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 16.0%		25,614,557
Total Long-Term Investments (Cost — $252,555,223) — 159.7%		255,842,526

Short-Term Securities	Shares
BIF Michigan Municipal Money Fund, 0.00% (d)(e)	1,486,317	1,486,317
Total Short-Term Securities (Cost — $1,486,317) — 0.9%		1,486,317
Total Investments (Cost — $254,041,540*) — 160.6%		257,328,843
Other Assets Less Liabilities — 2.3%		3,704,485
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.4%)		(13,498,390)
VRDP Shares, at Liquidation Value — (54.5%)		(87,300,000)

Net Assets Applicable to Common Shares — 100.0%		$160,234,938

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$240,711,669

Gross unrealized appreciation	$8,707,974
Gross unrealized depreciation	(5,583,798)

Net unrealized appreciation	$3,124,176

Notes to Schedule of investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
BIF Michigan Municipal Money Fund	639,757	846,560	1,486,317	—

(e)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACA	American Capital Access Holding Ltd.	Ginnie Mae	Government National Mortgage Association
	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority
	AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	Q-SBLF	Qualified School Bond Loan Fund
	EDC	Economic Development Corp.	RB	Revenue Bonds
	GAB	Grant Anticipation Bonds

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(30)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$3,820,781	$2,311

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$255,842,526	—	$255,842,526
Short-Term Securities	$1,486,317	—	—	1,486,317

Total	$1,486,317	$255,842,526	—	$257,328,843

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,311	—	—	$2,311
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$54,000	—	—	$54,000
Liabilities:
TOB trust certificates	—	$(13,492,998)	—	(13,492,998)
VRDP Shares	—	(87,300,000)	—	(87,300,000)

Total	$54,000	$(100,792,998)	—	$(100,738,998)

There were no transfers between levels during the period ended October 31, 2013.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 23, 2013